Shareholders' Equity and Equity incentive Plan (Details 2)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Unvested, beginning balance	1,348,682
Unvested, ending balance	1,957,057
RSU
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Unvested, beginning balance	1,348,682
Granted	1,515,673
Vested	(757,613)
Forfeited	(149,685)
Unvested, ending balance	1,957,057
Weighted average grant date fair value, beginning balance | $ / shares	$ 36.18
Weighted average grant date fair value Granted | $ / shares	28.55
Weighted average grant date fair value, Vested | $ / shares	34.38
Weighted average grant date fair value, Forfeited | $ / shares	30.08
Weighted average grant date fair value, ending balance | $ / shares	$ 31.15